Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share

20. EARNINGS (LOSS) PER COMMON SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price for the period.

Earnings (loss) per share for the years ended December 31, 2015, 2014 and 2013 were calculated as follows:

EARNINGS (LOSS) PER COMMON SHARE COMPUTATION

Years Ended December 31,	2015	2014	2013
Net income (loss)	$10,220	$(29,808)	$(9,943)
Net income (loss) available to common shareholders	$10,220	$(29,808)	$(9,943)
Average common shares outstanding	18,648,339	17,830,018	17,283,162
Net effect of dilutive stock options	61,820	—	—
Dilutive common shares outstanding	18,710,159	17,830,018	17,283,162
Earnings (loss) per share – basic(1)	$0.55	$(1.67)	$(0.58)
Earnings (loss) per share – diluted(1)	$0.55	$(1.67)	$(0.58)

(1)	The 2013 period data is retroactively adjusted for the impact of a 1-for-5 reverse stock split on August 11, 2014.